Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment are stated at cost less accumulated depreciation
Asset Class	Estimated useful lives
Video and studio equipment	5 years
Website and internally developed software	3 years
Computer and electronics	5 years
Vehicles	5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or lease term

Asset Class	Estimated useful lives
Video and studio equipment	5 years
Website and internally developed software	3 years
Computer and electronics	5 years
Vehicles	5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of computation of diluted weighted-average shares outstanding
	Years ended December 31,
	2022	2021
Performance-based units	527,000	619,000
Unvested restricted stock units	1,053,445	1,551,033
Warrant - JGB	1,000,000	-
Total	2,580,445	2,170,033